BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Revenue and expense recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net realized gain (losses) on investments during the period	$ 52	$ 25
Renewable Credits | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 114	$ 104